Investment in preferred shares of a private entity	12 Months Ended
Dec. 31, 2014
Investment in preferred shares of a private entity
Investment in preferred shares of a private entity

10. Investment in preferred shares of a private entity

In May 2014, the Group and Jupai Holdings Limited (“Jupai”), a third-party wealth management service provider in China, entered into a Series B Convertible Redeemable Preferred Shares (“Series B Preferred Shares”) Purchase Agreement that included (a) the issuance and sale by Jupai of 12,918,340 shares of Series B Preferred Shares of Jupai to the Group at an aggregate consideration of RMB48,000,000 ($7,801,728); (b) the sale and transfer by a shareholder of Jupai of 12,918,340 shares of ordinary shares of Jupai to the Group at an aggregate consideration of RMB48,000,000 ($7,801,728) and these ordinary shares were re-designated into 12,918,340 Series B preferred shares at the closing of the transaction. In August 2014, the group further acquired 12,918,340 ordinary shares Jupai from a shareholder of Jupai for $10,116,352. These ordinary shares were re-designated into 12,918,340 Series B Preferred Shares in December, 2014. Given the redemption right exercisable by the Group, the investment was accounted for as available-for-sale investment measured at fair value, with changes in fair value recognized in accumulated other comprehensive income. As of December 31, 2014, the fair value of the Series B Preferred Shares was $39,484,906, and the Group recognized $13,765,098 of unrealized gains in accumulated other comprehensive income for the year ended December 31, 2014.